Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Series A Convertible Preferred Stock [Member] USD ($)	Series A Convertible Preferred Stock [Member] Common Stock [Member]	Series A-1 Convertible Preferred Stock [Member] USD ($)	Series A-1 Convertible Preferred Stock [Member] Common Stock [Member]
Series A convertible preferred stock, Beginning balance at Dec. 31, 2012					$ 9,726
Beginning balance at Dec. 31, 2012	(5,840)		11,317	(17,157)
Series A convertible preferred stock, Beginning balance, shares at Dec. 31, 2012					9,726
Beginning balance, shares at Dec. 31, 2012		5,289,007
Issuance of common stock, net of offering costs of $114	15,651	1	15,650
Issuance of common stock, net of offering costs of $114, shares		3,765,230
Issuance of common stock in exchange for patent and technology rights	12,250		12,250
Issuance of common stock in exchange for patent and technology rights, Shares		1,666,666
Stock-based compensation expense	1,979		1,979
Cash paid in lieu of fractional shares for 1:30 reverse stock split	(12)		(12)
Cash paid in lieu of fractional shares for 1:30 reverse stock split, shares		(2,807)
Common stock issued upon exercise of stock options	5		5
Common stock issued upon exercise of stock options, shares		2,000
Issuance of common stock under employee stock purchase plan	28		28
Issuance of common stock under employee stock purchase plan, shares		11,265
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock	2,000				(2,000)		2,000
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock, shares					(2,000)		2,000
Conversions of Series A and Series A-1 convertible preferred stock into common stock	434		434		(434)
Conversions of Series A and Series A-1 convertible preferred stock into common stock, shares		1,056,684			(434)
Fair value of Series A and Series A-1 convertible preferred stock dividends	(8,610)		(8,610)
Dividends issued on Series A and Series A-1 convertible preferred stock	7,982		7,928		628		54
Dividends issued on Series A and Series A-1 convertible preferred stock, shares					628		54
Net loss	(20,925)			(20,925)
Series A convertible preferred stock, Ending balance at Dec. 31, 2013					7,920
Ending balance at Dec. 31, 2013	4,942	1	40,969	(38,082)			2,054
Series A convertible preferred stock, Ending balance, shares at Dec. 31, 2013					7,920
Ending balance, shares at Dec. 31, 2013		11,788,045					2,054
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock	3,000
Conversions of Series A and Series A-1 convertible preferred stock into common stock, shares						405,720		1,233,402
Fair value of Series A and Series A-1 convertible preferred stock dividends	(1,755)
Dividends issued on Series A and Series A-1 convertible preferred stock, shares					96		72
Net loss	(2,284)
Series A convertible preferred stock, Ending balance at Mar. 31, 2014
Series A convertible preferred stock, Beginning balance at Dec. 31, 2013					7,920
Beginning balance at Dec. 31, 2013	4,942	1	40,969	(38,082)			2,054
Series A convertible preferred stock, Beginning balance, shares at Dec. 31, 2013					7,920
Beginning balance, shares at Dec. 31, 2013		11,788,045					2,054
Issuance of common stock, net of offering costs of $114	1,886		1,886
Issuance of common stock, net of offering costs of $114, shares		700,000
Stock-based compensation expense	1,846		1,846
Common stock issued upon exercise of stock options, shares	0
Issuance of common stock under employee stock purchase plan	61		61
Issuance of common stock under employee stock purchase plan, shares		32,515
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock	3,000				(3,000)		3,000
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock, shares					(3,000)		3,000
Conversions of Series A and Series A-1 convertible preferred stock into common stock	166	1	3,881		(166)		(3,716)
Conversions of Series A and Series A-1 convertible preferred stock into common stock, shares		9,463,712			(166)		(3,716)
Fair value of Series A and Series A-1 convertible preferred stock dividends	(4,130)		(4,130)
Dividends issued on Series A and Series A-1 convertible preferred stock	3,774		3,534		356		240
Dividends issued on Series A and Series A-1 convertible preferred stock, shares					356		240
Net loss	(8,800)			(8,800)
Series A convertible preferred stock, Ending balance at Dec. 31, 2014					5,110
Ending balance at Dec. 31, 2014	2,745	2	48,047	(46,882)			1,578
Series A convertible preferred stock, Ending balance, shares at Dec. 31, 2014					5,110
Ending balance, shares at Dec. 31, 2014		21,984,272					1,578
Common stock issued upon exercise of stock options, shares	0
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock	2,000
Conversions of Series A and Series A-1 convertible preferred stock into common stock, shares						266,182		8,721,144
Fair value of Series A and Series A-1 convertible preferred stock dividends	(185)
Dividends issued on Series A and Series A-1 convertible preferred stock, shares					84		21
Net loss	(2,945)
Series A convertible preferred stock, Ending balance at Mar. 31, 2015					3,085
Ending balance at Mar. 31, 2015	$ 2,528
Series A convertible preferred stock, Ending balance, shares at Mar. 31, 2015					3,085